Financial Risk Management (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Management
Cumulative translation adjustment	$ 34,800,000	$ (92,000,000.0)
Investments (Note 6)	254,500,000	227,200,000
Credit Facility
Financial Risk Management
Borrowings	0
Foreign Exchange Risk
Financial Risk Management
Cumulative translation adjustment	$ (34,800,000)	$ 92,000,000.0
Interest Rate Risk
Financial Risk Management
Increase in interest rate used for sensitivity analysis (as a percent)	0.50%	0.50%
Decrease in interest rate used for sensitivity analysis (as a percent)	0.50%	0.50%
Interest rate sensitivities increase effect on net income	$ 4,600,000	$ 4,600,000
Interest rate sensitivities decrease effect on net income	(4,300,000)	(800,000)
Interest rate sensitivities increase effect on equity	4,600,000	4,600,000
Interest rate sensitivities decrease effect on equity	(4,300,000)	(800,000)
Liquidity Risk
Financial Risk Management
Cash and cash equivalents and available-for-sale securities	$ 1,421,900,000	1,196,500,000
Term of financial liabilities	1 year
Capital Risk Management
Financial Risk Management
Cash and cash equivalents and available-for-sale securities	$ 1,421,900,000	1,196,500,000
Borrowings	24,800,000	0
Investments (Note 6)	254,500,000	227,200,000
Liquid securities	241,800,000	220,800,000
Capital Risk Management | Credit Facility
Financial Risk Management
Undrawn borrowing facilities	$ 1,000,000,000.0	$ 1,000,000,000.0